UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21113

                      Touchstone Institutional Funds Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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            (Address of principal executive offices)   (Zip code)


Registrant's telephone number, including area code: (513) 878-4066

Date of fiscal year end:    12/31

Date of reporting period:   03/31/10

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MAZAMA INSTITUTIONAL GROWTH FUND - MARCH 31, 2010 (UNAUDITED)
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                                                                      MARKET
COMMON STOCKS -- 99.1%                                 SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 25.6%
Advanced Micro Devices, Inc.*+                           29,170  $       270,406
Agilent Technologies, Inc.*                               9,795          336,850
Akamai Technologies, Inc.*+                               4,790          150,454
Cognizant Technology Solutions
  Corp. - Class A*                                        4,445          226,606
F5 Networks, Inc.*                                          795           48,900
Intersil Corp. - Class A                                 28,530          421,103
Intuit, Inc.*                                             4,085          140,279
KLA-Tencor Corp.                                         10,470          323,732
Marvell Technology Group
  Ltd.*                                                  17,405          354,714
Mastercard, Inc. - Class A+                               1,305          331,470
McAfee, Inc.*                                             2,575          103,335
NetApp, Inc.*                                             5,395          175,661
Novellus Systems, Inc.*+                                 17,390          434,750
NVIDIA Corp.*                                            36,705          637,933
Paychex, Inc.                                             6,715          206,151
Red Hat, Inc.*                                           10,710          313,482
Skyworks Solutions, Inc.*                                 7,370          114,972
TriQuint Semiconductor, Inc.*                            85,160          596,120
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                                                                       5,186,918
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 21.4%
Abercrombie & Fitch Co. -
  Class A                                                 4,105          187,352
Apollo Group, Inc. - Class A*                               835           51,177
Bed Bath & Beyond, Inc.*                                  3,540          154,910
Best Buy Co., Inc.+                                      11,150          474,321
Blue Nile, Inc.*                                          4,505          247,865
Chico's FAS, Inc.                                        33,210          478,888
Coach, Inc.                                              10,050          397,176
Deckers Outdoor Corp.*                                    1,365          188,370
Dick's Sporting Goods, Inc.*                              7,950          207,575
Discovery Communications,
  Inc. - Class A*+                                        3,155          106,608
Dollar Tree, Inc.*                                          940           55,667
DreamWorks Animation SKG,
  Inc. - Class A*                                         9,670          380,901
Guess?, Inc.                                              2,050           96,309
Netflix, Inc.*+                                           1,495          110,241
Orbitz Worldwide, Inc.*                                  60,605          430,902
Phillips-Van Heusen Corp.+                                  760           43,594
priceline.com, Inc.*                                        160           40,800
Strayer Education, Inc.+                                    400           97,408
Tiffany & Co.                                             3,460          164,315
TJX Cos., Inc.                                            5,035          214,088
Urban Outfitters, Inc.*                                   5,925          225,328
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                                                                       4,353,795
--------------------------------------------------------------------------------

HEALTH CARE -- 15.3%
Bruker Corp.*                                            19,780          289,777
Cephalon, Inc.*+                                          4,620          313,144
Cubist Pharmaceuticals, Inc.*                            35,530          800,846
Illumina, Inc.*+                                         10,420          405,338
Myriad Genetics, Inc.*                                   30,445          732,202
St. Jude Medical, Inc.*                                   4,980          204,429
Vertex Pharmaceuticals, Inc.*                             2,000           81,740
Waters Corp.*+                                            4,095          276,576
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                                                                       3,104,052
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FINANCIALS -- 14.9%
Affiliated Managers Group,
  Inc.*+                                                  2,820          222,780
Blackstone Group LP                                      60,730          850,220
CB Richard Ellis Group, Inc. -
  Class A*                                                6,910          109,524
Greenhill & Co., Inc.+                                    4,970          407,988
Hudson City Bancorp, Inc.                                21,070          298,351
IntercontinentalExchange, Inc.*                           1,135          127,324
Jefferies Group, Inc.+                                   15,325          362,743
MSCI, Inc. - Class A*+                                    6,820          246,202
NASDAQ OMX Group,
  Inc./The*+                                              9,910          209,299
T Rowe Price Group, Inc.                                  3,540          194,452
--------------------------------------------------------------------------------
                                                                       3,028,883
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.5%
CH Robinson Worldwide, Inc.                               3,950          220,608
Expeditors International of
  Washington, Inc.                                        5,980          220,782
Flowserve Corp.                                           1,605          176,983
Fluor Corp.+                                              1,745           81,160
Goodrich Corp.                                            1,950          137,514
Joy Global, Inc.                                          2,170          122,822
Precision Castparts Corp.                                   850          107,703
Quanta Services, Inc.*                                   11,230          215,167
Suntech Power Holdings Co.
  Ltd. ADR*+                                             23,010          322,600
URS Corp.*+                                               2,625          130,226
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                                                                       1,735,565
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ENERGY -- 5.9%
Atwood Oceanics, Inc.*                                    9,140          316,518
Continental Resources, Inc.*+                             5,015          213,388
FMC Technologies, Inc.*                                   5,225          337,692
Petrohawk Energy Corp.*                                   6,970          141,352
Range Resources Corp.+                                    3,965          185,839
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                                                                       1,194,789
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

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MAZAMA INSTITUTIONAL GROWTH FUND - MARCH 31, 2010 (UNAUDITED)
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COMMON STOCKS -- 99.1%                                               MARKET
(CONTINUED)                                             SHARES       VALUE
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CONSUMER STAPLES -- 4.2%
Avon Products, Inc.                                       5,765  $      195,260
Church & Dwight Co., Inc.                                   885          59,251
H.J. Heinz Co.                                            5,370         244,926
Mead Johnson Nutrition Co. -
  Class A                                                   860          44,746
Whole Foods Market, Inc.*+                                8,295         299,864
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                                                                        844,047
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TELECOMMUNICATION SERVICES -- 2.3%
Clearwire Corp. - Class A*+                              43,685         312,348
NII Holdings, Inc.*                                       3,525         146,851
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                                                                        459,199
--------------------------------------------------------------------------------

MATERIALS -- 1.0%
International Flavors &
  Fragrances, Inc.                                        4,280         204,028
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TOTAL COMMON STOCKS                                              $   20,111,276
--------------------------------------------------------------------------------

INVESTMENT FUNDS --28.7%
Invesco AIM Liquid Assets
  Portfolio**                                         5,506,818       5,506,818
Touchstone Institutional Money
  Market Fund^                                          325,547         325,547
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    5,832,365
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.8%
(Cost $22,412,592)                                               $   25,943,641

LIABILITIES IN EXCESS OF OTHER ASSETS --
(27.8%)                                                              (5,645,224)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   20,298,417
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $5,352,732.

**    Represents collateral for securities loaned.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Common Stocks         $20,111,276   $      --     $      --     $20,111,276
Investment Funds        5,832,365          --            --       5,832,365
--------------------------------------------------------------------------------
                                                                $25,943,641

See accompanying Notes to Portfolios of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SANDS CAPITAL INSTITUTIONAL GROWTH FUND - MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 98.0%                               SHARES          VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 33.0%
Apple, Inc.*                                          330,350    $   77,609,125
Broadcom Corp. - Class A                              577,000        19,144,860
FLIR Systems, Inc.*                                   527,500        14,875,500
Google, Inc. - Class A*                               101,400        57,494,814
QUALCOMM, Inc.                                      1,075,300        45,151,847
Salesforce.com, Inc.*                                 616,800        45,920,760
Visa, Inc. - Class A                                  594,100        54,080,923
VMware, Inc. - Class A*                               316,500        16,869,450
--------------------------------------------------------------------------------
                                                                    331,147,279
--------------------------------------------------------------------------------

HEALTH CARE -- 19.7%
Allergan, Inc.                                        684,100        44,685,412
Genzyme Corp.*                                        806,700        41,811,261
Illumina, Inc.*                                       779,900        30,338,110
Intuitive Surgical, Inc.*                             150,900        52,532,817
Varian Medical Systems,
  Inc.*                                               513,700        28,423,021
--------------------------------------------------------------------------------
                                                                    197,790,621
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.3%
Amazon.com, Inc.*                                     531,600        72,154,068
Las Vegas Sands Corp.*                              1,175,926        24,870,835
NIKE, Inc. - Class B                                  460,200        33,824,700
Staples, Inc.                                         769,400        17,996,266
Starbucks Corp.*                                    1,041,200        25,269,924
--------------------------------------------------------------------------------
                                                                    174,115,793
--------------------------------------------------------------------------------

ENERGY -- 13.1%
FMC Technologies, Inc.*                               689,000        44,530,070
National-Oilwell Varco,
  Inc.                                              1,154,040        46,830,943
Schlumberger Ltd.                                     637,100        40,430,366
--------------------------------------------------------------------------------
                                                                    131,791,379
--------------------------------------------------------------------------------

FINANCIALS -- 9.0%
Charles Schwab Corp.\The                            1,544,400        28,864,836
CME Group, Inc.                                        73,900        23,360,529
IntercontinentalExchange,
  Inc.*                                               336,020        37,694,724
--------------------------------------------------------------------------------
                                                                     89,920,089
--------------------------------------------------------------------------------

MATERIALS -- 3.2%
Monsanto Co.                                          451,200        32,224,704
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.7%
Iron Mountain, Inc.+                                  404,200        11,075,080
W.W. Grainger, Inc.                                   152,600        16,499,112
--------------------------------------------------------------------------------
                                                                     27,574,192
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $   984,564,057
--------------------------------------------------------------------------------

INVESTMENT FUNDS --3.0%
Invesco AIM Liquid Assets
  Portfolio**                                      11,202,072        11,202,072
Touchstone Institutional
  Money Market Fund^                               19,014,896        19,014,896
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $    30,216,968
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.0%
(Cost $846,578,120)                                             $ 1,014,781,025

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.0%)                                                   (9,985,547)

NET ASSETS -- 100.0%                                            $ 1,004,795,478
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $10,962,028.

**    Represents collateral for securities loaned.

PORTFOLIO ABBREVIATIONS:
SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
-------------------------------------------------------------------------------
Common Stocks         $984,564,057   $       --     $       --   $  984,564,057
Investment Funds        30,216,968           --             --       30,216,968
-------------------------------------------------------------------------------
                                                                 $1,014,781,025

See accompanying Notes to Portfolios of Investments.

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2010, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments.

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2010, 2009, the following Funds loaned securities and received collateral as follows:

FAIR VALUE OF VALUE OF SECURITIES COLLATERAL LOANED RECEIVED

                                         FAIR VALUE OF   VALUE OF
                                          SECURITIES    COLLATERAL
                                            LOANED       RECEIVED
-------------------------------------------------------------------
Mazama Institutional Growth Fund          $ 5,372,732   $ 5,506,818

Sands Capital Institutional Growth Fund   $10,962,027   $11,202,072

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

FEDERAL TAX INFORMATION

As of March 31, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                       Gross             Gross         Net Unrealized
                                      Federal        Unrealized        Unrealized      Appreciation
                                      Tax Cost      Appreciation      Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------------
Mazama Institutional Growth Fund   $   17,475,476   $    3,498,623   ($     537,276)   $    2,961,347

Sands Capital Select Growth Fund   $  876,970,251   $  182,917,098   ($  56,308,396)   $  126,608,702

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from March 31, 2010, the date of these financial statements, through May 25, 2010, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Institutional Funds Trust


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President

Date:   May 25, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  May 25, 2010